Redeemable Noncontrolling Interests and Noncontrolling Interests - Schedule of Redeemable Noncontrolling Interests Activities (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Abstract]
Beginning balance	¥ 96,936,855
Issuance of convertible redeemable preferred shares, net of issuance costs.	380,259,607	¥ 97,019,860
Foreign exchange impact	(1,899,929)	(1,061,206)
Accretion on convertible redeemable preferred shares to redemption value	20,548,032	978,201
Ending balance	¥ 495,844,565	¥ 96,936,855